J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan International Growth ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 21, 2023

to the current Summary Prospectus, Prospectus and Statement of Additional Information, as supplemented

Effective March 31, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Shane Duffy	2020	Managing Director
Thomas Murray	2020	Managing Director
James Andrew	2023	Managing Director

In addition, the first paragraph under “The Funds’ Management and Administration — The Portfolio Managers — International Growth ETF” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

International Growth ETF

The portfolio management team is led by Shane Duffy, a Managing Director and CFA charterholder. Thomas Murray and James Andrew, each a Managing Director and CFA charterholder, work with Mr. Duffy in the day-to-day management of the Fund. Mr. Duffy has worked at JPMIM or its affiliates (or one of their predecessors) since 1999 and has been a portfolio manager of the Fund since 2020. Mr. Murray has worked at JPMIM or its affiliates (or one of their predecessors) since 1996 and has been a portfolio manager of the Fund since 2020. Mr. Andrew has worked at JPMIM or its affiliates (or one of their predecessors) since 2007 and has been a portfolio manager of the Fund since 2023.

In addition, effective March 31, 2023, the following information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan International Growth ETF
Shane Duffy	13	5,998,428	6	1,914,261	24	5,810,589
Thomas Murray	15	6,147,948	6	1,914,261	25	7,007,035
James Andrew[1]	0	0	0	0	0	0

[1]	As of 1/31/2023.

SUP-ETF-PM-323

Fund	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan International Growth ETF
Shane Duffy	0	0	0	0	4	883,171
Thomas Murray	0	0	0	0	3	545,407
James Andrew[1]	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
[1]	As of 1/31/2023.

In addition, effective March 31, 2023, the following information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Growth ETF
Shane Duffy	X
Thomas Murray	X
James Andrew[1]	X

[1]	As of 1/31/2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE